TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 7 – TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2023	December 31, 2022
Trades payable	$38,824	$40,241
Due to related parties	72,725	37,094
VAT, income and dividend taxes payable	52,699	43,703
Salaries payable	65,617	70,417
	$229,865	$191,455